Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue
31.
REVENUE

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$220,190	$227,185	$233,651
Other revenues
Government grants income	1,704	1,393	1,363
Rental income	1,120	1,196	885
Others	185	194	215
	3,009	2,783	2,463
Total	$223,199	$229,968	$236,114

For the information of performance obligations related to customer contracts, please refer to Note 3 Summary of Material Accounting Policy Information for details.

a.
Disaggregation of revenue

Please refer to Note 44 Segment Information for details.

b.
Contract balances

	January 1,	December 31
	2024	2024	2025
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 11)	$24,842	$26,026	$27,396
Contract assets
Products and service bundling	$9,297	$10,446	$10,992
Others	1,206	2,306	2,345
Less : Loss allowance	(21)	(24)	(28)
	$10,482	$12,728	$13,309
Current	$6,713	$8,401	$8,576
Noncurrent	3,769	4,327	4,733
	$10,482	$12,728	$13,309
Contract liabilities
Telecommunications business	$14,016	$13,931	$13,541
Project business	6,654	8,015	12,061
Advance house and land receipts (Notes 12 and 42)	460	1,064	1,228
Others	518	832	1,033
	$21,648	$23,842	$27,863
Current	$14,088	$16,301	$21,296
Noncurrent	7,560	7,541	6,567
	$21,648	$23,842	$27,863

The changes in the contract asset and the contract liability balances primarily result from the timing difference between the satisfaction of performance obligations and the payments collected from customers. Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$7,961	$8,617	$8,351
Reclassified to trade receivables	(6,574)	(7,443)	(7,842)
	$1,387	$1,174	$509
Contract liabilities
Net increase of customer contracts	$187	$197	$224
Recognized as revenues	(173)	(184)	(215)
	$14	$13	$9

The Company applies the simplified approach to recognize expected credit losses prescribed by IFRS 9, which permits the use of lifetime expected loss provision for receivables. Contract assets will be reclassified to trade receivables when the corresponding invoice is billed to the client. Contract assets have substantially the same risk characteristics as the trade receivables of the same types of contracts. Therefore, the Company concluded that the expected loss rates for trade receivables can be applied to the contract assets.

Revenue recognized for the year that was included in the contract liability at the beginning of the year was as follows:

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Telecommunications business	$6,660	$6,721	$6,889
Project business	5,290	4,474	5,072
Others	540	459	540
	$12,490	$11,654	$12,501
c.
Incremental costs of obtaining contracts

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Current
Incremental costs of obtaining contracts	$339	$339

Noncurrent
Incremental costs of obtaining contracts	$1,222	$1,109

The Company considered the past experience and the default clauses in the telecommunications service contracts and believes the commissions and equipment subsidies paid for obtaining such contracts are expected to be recoverable; therefore, such costs were capitalized. The Company also believes the commissions paid for obtaining real estate sale contracts are expected to be recoverable; therefore, such costs were capitalized and classified as current by the operating cycle. Amortization expenses for the years ended December 31 2023, 2024 and 2025 were $856 million, $906 million and $945 million, respectively.

d.
Remaining Performance Obligations

As of December 31, 2025, the aggregate amount of transaction price allocated to performance obligations for non-cancellable telecommunications service contracts that are unsatisfied is $45,355 million. The Company recognizes revenue when service is provided over contract terms. The Company expects to recognize such revenue of $26,158 million, $13,978 million and $5,219 million in 2026, 2027 and 2028, respectively. The variable consideration collected from customers on nonrecurring basis resulting from exceeded usage from monthly fee and revenue recognized for contracts that the Company has a right to consideration from customers in the amount corresponding directly with the value to the customers of the Company’s performance completed to date have been excluded from the disclosure of remaining performance obligations.

As of December 31, 2025, the aggregate amount of transaction price allocated to performance obligations for non-cancellable project business contracts that are unsatisfied is $47,078 million. The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $23,571 million, $13,431 million and $10,076 million in 2026, 2027 and 2028, respectively. Project business contracts whose expected duration are less than a year have been excluded from the aforementioned disclosure.